Note 17 - Financial Instruments (Detail) - Summary of Derivative Losses Recognized in Statement of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Location of (Loss) or Gain recognized in Income on Derivative	(Loss) / gain on financial instruments
Gain (Loss) recognized in statement of operations	$ (2,656)	$ (2,835)	$ (865)